UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-7642

Name of Fund: BlackRock MuniAssets Fund, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, BlackRock MuniAssets Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 05/31/2007

Date of reporting period: 06/01/2006 - 08/31/2006

Item 1 - Schedule of Investments

BlackRock MuniAssets Fund, Inc.
Schedule of Investments as of August 31, 2006                     (in Thousands)

                          Face
State                   Amount  Municipal Bonds                                                                           Value
---------------------------------------------------------------------------------------------------------------------------------
Alabama - 1.5%         $ 2,420  Brewton, Alabama, IDB, PCR, Refunding (Container Corporation of America-Jefferson
                                Smurfit Corp. Project), 8% due 4/01/2009                                                $   2,449
                         1,820  Tuscaloosa, Alabama, Special Care Facilities Financing Authority, Residential Care
                                Facility Revenue Bonds (Capstone Village, Inc. Project), Series A, 5.875% due
                                8/01/2036                                                                                   1,847
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Alaska - 0.4%            1,125  Alaska Industrial Development and Export Authority Revenue Bonds (Williams Lynxs
                                Alaska Cargoport), AMT, 7.80% due 5/01/2014                                                 1,182
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Arizona - 6.4%           3,000  Coconino County, Arizona, Pollution Control Corporation Revenue Refunding Bonds
                                (Tucson Electric Power - Navajo), AMT, Series A, 7.125% due 10/01/2032                      3,129
                         2,500  Coconino County, Arizona, Pollution Control Corporation Revenue Refunding Bonds
                                (Tucson Electric Power - Navajo), Series B, 7% due 10/01/2032                               2,605
                         1,325  Maricopa County, Arizona, IDA, Education Revenue Bonds (Arizona Charter Schools
                                Project 1), Series A, 6.625% due 7/01/2020                                                  1,330
                         1,615  Maricopa County, Arizona, IDA, M/F Housing Revenue Bonds (Sun King Apartments
                                Project), Series A, 6.75% due 5/01/2031                                                     1,410
                         5,950  Phoenix, Arizona, IDA, Airport Facility, Revenue Refunding Bonds (America West
                                Airlines Inc. Project), AMT, 6.30% due 4/01/2023                                            5,972
                         1,420  Pima County, Arizona, IDA, Education Revenue Bonds (Arizona Charter Schools
                                Project), Series E, 7.25% due 7/01/2031                                                     1,530
                         1,105  Pima County, Arizona, IDA, Education Revenue Bonds (Arizona Charter Schools
                                Project II), Series A, 6.75% due 7/01/2031                                                  1,155
                         1,200  Show Low, Arizona, Improvement District Number 5, Special Assessment Bonds, 6.375%
                                due 1/01/2015                                                                               1,235
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California - 1.7%        1,900  California State, Various Purpose, GO, 5.25% due 11/01/2025                                 2,034
                         1,300  California State, Various Purpose, GO, 5.50% due 11/01/2033                                 1,420
                         1,320  Fontana, California, Special Tax, Refunding (Community Facilities District Number
                                22 - Sierra), 6% due 9/01/2034                                                              1,399
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Colorado - 6.5%          2,000  Denver, Colorado, City and County Airport Revenue Bonds, AMT, Series D, 7.75% due
                                11/15/2013 (a)                                                                              2,283
                         2,155  Denver, Colorado, Urban Renewal Authority, Tax Increment Revenue Bonds
                                (Pavilions), AMT, 7.75% due 9/01/2016                                                       2,203
                         3,000  Denver, Colorado, Urban Renewal Authority, Tax Increment Revenue Bonds
                                (Pavilions), AMT, 7.75% due 9/01/2017                                                       3,066
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

Portfolio Abbreviations

To simplify the listings of BlackRock MuniAssets Fund, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT            Alternative Minimum Tax (subject to)
EDA            Economic Development Authority
GO             General Obligation Bonds
IDA            Industrial Development Authority
IDB            Industrial Development Board
IDR            Industrial Development Revenue Bonds
M/F            Multi-Family
PCR            Pollution Control Revenue Bonds
VRDN           Variable Rate Demand Notes

BlackRock MuniAssets Fund, Inc.
Schedule of Investments as of August 31, 2006                     (in Thousands)

                          Face
State                   Amount  Municipal Bonds                                                                           Value
---------------------------------------------------------------------------------------------------------------------------------
                       $ 1,580  Elk Valley, Colorado, Public Improvement Revenue Bonds (Public Improvement Fee),
                                Series A, 7.10% due 9/01/2014                                                           $   1,698
                         2,095  Elk Valley, Colorado, Public Improvement Revenue Bonds (Public Improvement Fee),
                                Series A, 7.30% due 9/01/2022                                                               2,245
                           420  Elk Valley, Colorado, Public Improvement Revenue Bonds (Public Improvement Fee),
                                Series B, 7% due 9/01/2031                                                                    434
                         1,760  North Range, Colorado, Metropolitan District Number 1, GO, 7.25% due 12/15/2031             1,893
                         2,850  Plaza Metropolitan District Number 1, Colorado, Tax Allocation Revenue Bonds
                                (Public Improvement Fees), 8% due 12/01/2025                                                3,148
                           525  Plaza Metropolitan District Number 1, Colorado, Tax Allocation Revenue Bonds
                                (Public Improvement Fees), 8.125% due 12/01/2025                                              528
                         1,170  Southlands, Colorado, Medical District, GO (Metropolitan District Number 1),
                                7.125% due 12/01/2034                                                                       1,291
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Connecticut - 1.6%         680  Connecticut State Development Authority, Airport Facility Revenue Bonds (Learjet
                                Inc. Project), AMT, 7.95% due 4/01/2026                                                       811
                         3,490  Connecticut State Development Authority, IDR (AFCO Cargo BDL-LLC Project), AMT, 8%
                                due 4/01/2030                                                                               3,776
---------------------------------------------------------------------------------------------------------------------------------
Florida - 6.3%             675  Arbor Greene Community Development District, Florida, Special Assessment Revenue
                                Bonds, 7.60% due 11/01/2006 (b)                                                               686
                         1,130  Capital Projects Finance Authority, Florida, Continuing Care Retirement Revenue
                                Bonds (Glenridge on Palmer Ranch), Series A, 8% due 6/01/2032                               1,244
                         1,160  Halifax Hospital Medical Center, Florida, Hospital Revenue Refunding Bonds, Series
                                A, 5% due 6/01/2038                                                                         1,175
                           490  Harbor Bay, Florida, Community Development District, Capital Improvement Special
                                Assessment Revenue Bonds, Series A, 7% due 5/01/2033                                          529
                         1,195  Highlands County, Florida, Health Facilities Authority, Hospital Revenue Bonds
                                (Adventist Health System), Series C, 5.25% due 11/15/2036                                   1,258
                         2,000  Hillsborough County, Florida, IDA, Exempt Facilities Revenue Bonds (National
                                Gypsum Company), AMT, Series A, 7.125% due 4/01/2030                                        2,201
                         3,255  Midtown Miami, Florida, Community Development District, Special Assessment Revenue
                                Bonds, Series A, 6.25% due 5/01/2037                                                        3,546
                         1,180  Orlando, Florida, Greater Orlando Aviation Authority, Airport Facilities Revenue
                                Bonds (JetBlue Airways Corp.), AMT, 6.375% due 11/15/2026                                   1,224
                         2,305  Orlando, Florida, Urban Community Development District, Capital Improvement
                                Special Assessment Bonds, Series A, 6.95% due 5/01/2033                                     2,489
                         2,685  Santa Rosa Bay Bridge Authority, Florida, Revenue Bonds, 6.25% due 7/01/2028                2,724
                           905  Waterchase, Florida, Community Development District, Capital Improvement Revenue
                                Bonds, Series A, 6.70% due 5/01/2032                                                          966
---------------------------------------------------------------------------------------------------------------------------------
Georgia - 3.4%           3,000  Atlanta, Georgia, Tax Allocation Bonds (Atlantic Station Project), 7.90% due
                                12/01/2024                                                                                  3,334
                           590  Atlanta, Georgia, Tax Allocation Bonds (Eastside Project), Series B, 5.40% due
                                1/01/2020                                                                                     605
                           740  Atlanta, Georgia, Tax Allocation Bonds (Princeton Lakes Project), 5.50% due
                                1/01/2031                                                                                     750

BlackRock MuniAssets Fund, Inc.
Schedule of Investments as of August 31, 2006                     (in Thousands)

                          Face
State                   Amount  Municipal Bonds                                                                           Value
---------------------------------------------------------------------------------------------------------------------------------
                       $ 1,165  Brunswick & Glynn County, Georgia, Development Authority, First Mortgage Revenue
                                Bonds (Coastal Community Retirement Corporation Project), Series A, 7.125% due
                                1/01/2025                                                                               $   1,146
                         1,690  Brunswick & Glynn County, Georgia, Development Authority, First Mortgage Revenue
                                Bonds (Coastal Community Retirement Corporation Project), Series A, 7.25% due
                                1/01/2035                                                                                   1,665
                         1,060  Fulton County, Georgia, Development Authority, PCR (General Motors Corporation),
                                Refunding, VRDN, 8% due 4/01/2010 (d)                                                       1,060
                         1,170  Savannah, Georgia, EDA, Revenue Bonds (Marshes of Skidaway), First Mortgage,
                                Series A, 7.40% due 1/01/2034                                                               1,230
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Idaho - 0.4%             1,000  Idaho Health Facilities Authority, Revenue Refunding Bonds (Valley Vista Care
                                Corporation), Series A, 7.75% due 11/15/2016                                                1,050
---------------------------------------------------------------------------------------------------------------------------------
Illinois - 7.2%          2,630  Caseyville, Illinois, Senior Tax Increment Revenue Bonds (Forest Lakes Project),
                                7% due 12/30/2022                                                                           2,762
                         4,000  Chicago, Illinois, O'Hare International Airport, Special Facility Revenue
                                Refunding Bonds (American Airlines Inc. Project), 8.20% due 12/01/2024                      4,102
                            60  Illinois Development Finance Authority Revenue Bonds (Primary Health Care Centers
                                Facilities Acquisition Program), 7.50% due 12/01/2006 (c)                                      61
                           290  Illinois Development Finance Authority Revenue Bonds (Primary Health Care Centers
                                Facilities Acquisition Program), 7.50% due 12/01/2006                                         291
                           475  Illinois Development Finance Authority Revenue Bonds (Primary Health Care Centers
                                Facilities Acquisition Program), 7.75% due 12/01/2006 (b)                                     489
                         2,720  Illinois Development Finance Authority Revenue Bonds (Primary Health Care Centers
                                Facilities Acquisition Program), 7.75% due 12/01/2016                                       2,788
                         2,950  Illinois State Finance Authority Revenue Bonds (Clare At Water Tower Project),
                                Series A, 6.125% due 5/15/2038                                                              3,052
                           600  Illinois State Finance Authority Revenue Bonds (Landing At Plymouth Place
                                Project), Series A, 6% due 5/15/2037                                                          622
                           685  Illinois State Finance Authority Revenue Bonds (Primary Health Care Centers
                                Program), 6.60% due 7/01/2024                                                                 709
                         1,070  Lincolnshire, Illinois, Special Service Area Number 1, Special Tax Bonds
                                (Sedgebrook Project), 6.25% due 3/01/2034                                                   1,135
                         2,600  Lombard, Illinois, Public Facilities Corporation, First Tier Revenue Bonds
                                (Conference Center and Hotel), Series A-1, 7.125% due 1/01/2036                             2,778
                         1,165  Naperville, Illinois, IDR (General Motors Corporation), Refunding, VRDN, 8% due
                                12/01/2012 (d)                                                                              1,165
                           825  Village of Wheeling, Illinois, Revenue Bonds (North Milwaukee/Lake-Cook Tax
                                Increment Financing (TIF) Redevelopment Project), 6% due 1/01/2025                            810
---------------------------------------------------------------------------------------------------------------------------------
Indiana - 0.9%           1,160  Delaware County, Indiana, Hospital Authority, Hospital Revenue Bonds (Cardinal
                                Health System Obligated Group), 5.25% due 8/01/2036                                         1,192
                         1,200  Vanderburgh County, Indiana, Redevelopment Commission, Redevelopment District Tax
                                Allocation Bonds, 5.25% due 2/01/2031                                                       1,252
---------------------------------------------------------------------------------------------------------------------------------

BlackRock MuniAssets Fund, Inc.
Schedule of Investments as of August 31, 2006                     (in Thousands)

                          Face
State                   Amount  Municipal Bonds                                                                           Value
---------------------------------------------------------------------------------------------------------------------------------
Iowa - 1.0%            $ 2,210  Iowa Finance Authority, Health Care Facilities, Revenue Refunding Bonds (Care
                                Initiatives Project), 9.25% due 7/01/2011 (b)                                           $   2,753
---------------------------------------------------------------------------------------------------------------------------------
Kansas - 0.6%            1,770  Wyandotte County, Kansas, Kansas City Unified Government Revenue Refunding Bonds
                                (General Motors Corporation Project), 6% due 6/01/2025                                      1,774
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Kentucky - 1.0%          2,850  Kenton County, Kentucky, Airport Board, Special Facilities Revenue Bonds (Mesaba
                                Aviation Inc. Project), AMT, Series A, 6.70% due 7/01/2029                                  2,933
---------------------------------------------------------------------------------------------------------------------------------
Louisiana - 0.7%         1,870  Louisiana Public Facilities Authority, Hospital Revenue Bonds (Franciscan
                                Missionaries of Our Lady Health System, Inc.), Series A, 5.25% due 8/15/2036                1,956
---------------------------------------------------------------------------------------------------------------------------------
Maine - 0.4%             1,160  Maine Finance Authority, Solid Waste Recycling Facilities Revenue Bonds (Great
                                Northern Paper Project-Bowater), AMT, 7.75% due 10/01/2022                                  1,170
---------------------------------------------------------------------------------------------------------------------------------
Maryland - 1.2%          1,910  Maryland State Economic Development Corporation Revenue Refunding Bonds (Baltimore
                                Association for Retarded Citizens-Health and Mental Hygiene Program), Series A,
                                7.75% due 3/01/2025                                                                         2,045
                         1,500  Maryland State Energy Financing Administration, Limited Obligation Revenue Bonds
                                (Cogeneration-AES Warrior Run), AMT, 7.40% due 9/01/2019                                    1,516
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts - 1.7%     1,680  Massachusetts State Development Finance Agency, Revenue Refunding Bonds (Eastern
                                Nazarene College), 5.625% due 4/01/2029                                                     1,708
                         1,150  Massachusetts State Health and Educational Facilities Authority Revenue Bonds
                                (Jordan Hospital), Series E, 6.75% due 10/01/2033                                           1,261
                         1,945  Massachusetts State Health and Educational Facilities Authority, Revenue Refunding
                                Bonds (Bay Cove Human Services Issue), Series A, 5.90% due 4/01/2028                        1,968
---------------------------------------------------------------------------------------------------------------------------------
Michigan - 1.2%          1,635  Macomb County, Michigan, Hospital Finance Authority, Hospital Revenue Bonds
                                (Mount Clemens General Hospital), Series B, 5.875% due 11/15/2034                           1,726
                         1,740  Monroe County, Michigan, Hospital Financing Authority, Hospital Revenue Refunding
                                Bonds (Mercy Memorial Hospital Corporation), 5.50% due 6/01/2035                            1,809
---------------------------------------------------------------------------------------------------------------------------------
Minnesota - 0.8%         1,770  Saint Paul, Minnesota, Port Authority, Hotel Facility, Revenue Refunding Bonds
                                (Radisson Kellogg Project), Series 2, 7.375% due 8/01/2008 (b)                              1,940
                           440  Virginia, Minnesota, Housing and Redevelopment Authority, Health Care Facility
                                Lease Revenue Bonds, 5.25% due 10/01/2025                                                     456
---------------------------------------------------------------------------------------------------------------------------------
Missouri - 0.7%            920  Fenton, Missouri, Tax Increment Revenue Refunding and Improvement Bonds (Gravois
                                Bluffs), 7% due 10/01/2011 (b)                                                              1,066
                         1,000  Kansas City, Missouri, IDA, First Mortgage Health Facilities Revenue Bonds (Bishop
                                Spencer Place), Series A, 6.50% due 1/01/2035                                               1,054
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Nevada - 0.2%              645  Clark County, Nevada, Improvement District Number 142, Special Assessment Bonds,
                                6.375% due 8/01/2023                                                                          669
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New Hampshire - 0.4%     1,165  New Hampshire Health and Education Facilities Authority, Hospital Revenue Bonds
                                (Catholic Medical Center), 5% due 7/01/2036                                                 1,185
---------------------------------------------------------------------------------------------------------------------------------
New Jersey - 15.9%       5,600  Camden County, New Jersey, Improvement Authority, Lease Revenue Bonds
                                (Holt Hauling & Warehousing), AMT, Series A, 9.625% due 1/01/2011 (f)(g)                    2,302
                         5,800  Camden County, New Jersey, Improvement Authority, Lease Revenue Bonds
                                (Holt Hauling & Warehousing), AMT, Series A, 9.875% due 1/01/2021 (f)(g)                    2,384

BlackRock MuniAssets Fund, Inc.
Schedule of Investments as of August 31, 2006                     (in Thousands)

                          Face
State                   Amount  Municipal Bonds                                                                           Value
---------------------------------------------------------------------------------------------------------------------------------
                       $   325  Camden County, New Jersey, Pollution Control Financing Authority, Solid Waste
                                Resource Recovery, Revenue Bonds, Series D, 7.25% due 12/01/2010                        $     330
                         9,000  Camden County, New Jersey, Pollution Control Financing Authority, Solid Waste
                                Resource Recovery, Revenue Refunding Bonds, AMT, Series A, 7.50% due 12/01/2010             9,137
                           765  Camden County, New Jersey, Pollution Control Financing Authority, Solid Waste
                                Resource Recovery, Revenue Refunding Bonds, AMT, Series B, 7.50% due 12/01/2009               777
                         3,065  New Jersey EDA, Cigarette Tax Revenue Bonds, 5.50% due 6/15/2024                            3,212
                         2,500  New Jersey EDA, IDR, Refunding (Newark Airport Marriott Hotel), 7% due 10/01/2014           2,590
                         1,665  New Jersey EDA, Retirement Community Revenue Bonds (Cedar Crest Village Inc.
                                Facility), Series A, 7.25% due 11/15/2021                                                   1,817
                         5,800  New Jersey EDA, Retirement Community Revenue Bonds (Seabrook Village Inc.),
                                Series A, 8.125% due 11/15/2023                                                             6,509
                         2,000  New Jersey EDA, Special Facility Revenue Bonds (Continental Airlines Inc.
                                Project), AMT, 6.25% due 9/15/2019                                                          2,035
                         4,650  New Jersey EDA, Special Facility Revenue Bonds (Continental Airlines Inc.
                                Project), AMT, 6.25% due 9/15/2029                                                          4,745
                         1,250  New Jersey EDA, Special Facility Revenue Bonds (Continental Airlines Inc.
                                Project), AMT, 9% due 6/01/2033                                                             1,484
                         2,000  New Jersey Health Care Facilities Financing Authority Revenue Bonds (Pascack
                                Valley Hospital Association), 6.625% due 7/01/2036                                          2,065
                         1,500  New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds
                                (Trinitas Hospital Obligation Group), 7.40% due 7/01/2020                                   1,669
                         3,450  New Jersey State Transportation Trust Fund Authority, Transportation System
                                Revenue Bonds, Series C, 5.05% due 12/15/2035 (a)(h)                                          887
                         1,990  Tobacco Settlement Financing Corporation of New Jersey, Asset-Backed Revenue
                                Bonds, 5.75% due 6/01/2032                                                                  2,089
                         1,425  Tobacco Settlement Financing Corporation of New Jersey, Asset-Backed Revenue
                                Bonds, 7% due 6/01/2041                                                                     1,624
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New Mexico - 0.9%        2,500  Farmington, New Mexico, PCR, Refunding (Tucson Electric Power Company - San Juan
                                Project), Series A, 6.95% due 10/01/2020                                                    2,600
---------------------------------------------------------------------------------------------------------------------------------
New York - 6.5%          1,400  Dutchess County, New York, IDA, Civic Facility Revenue Refunding Bonds (Saint
                                Francis Hospital), Series A, 7.50% due 3/01/2029                                            1,530
                         2,610  Erie County, New York, IDA, Revenue Bonds (Orchard Park CCRC, Inc. Project),
                                Series A, 6% due 11/15/2036                                                                 2,750
                           510  New York City, New York, City IDA, Civic Facility Revenue Bonds, Series C, 6.80%
                                due 6/01/2028                                                                                 552
                         1,515  New York City, New York, City IDA, Civic Facility Revenue Bonds (Special Needs
                                Facilities Pooled Program), Series C-1, 6.625% due 7/01/2029                                1,550
                         2,400  New York City, New York, City IDA, Special Facility Revenue Bonds (British Airways
                                Plc Project), AMT, 7.625% due 12/01/2032                                                    2,693

BlackRock MuniAssets Fund, Inc.
Schedule of Investments as of August 31, 2006                     (in Thousands)

                          Face
State                   Amount  Municipal Bonds                                                                           Value
---------------------------------------------------------------------------------------------------------------------------------
                       $   870  New York Liberty Development Corporation Revenue Bonds (National Sports Museum
                                Project), Series A, 6.125% due 2/15/2019                                                $     897
                         2,920  New York State Dormitory Authority, Non-State Supported Debt, Revenue Bonds
                                (Mount Sinai-NYU Medical Center Health System), 5.50% due 7/01/2026                         2,962
                         2,635  New York State Dormitory Authority, Non-State Supported Debt, Revenue Refunding
                                Bonds (Mount Sinai Hospital), Series C, 5.50% due 7/01/2026                                 2,673
                         1,475  Suffolk County, New York, IDA, Continuing Care and Retirement, Revenue Refunding
                                Bonds (Jeffersons Ferry Project), 5% due 11/01/2028                                         1,510
                         1,575  Westchester County, New York, IDA, Continuing Care Retirement, Mortgage Revenue
                                Bonds (Kendal on Hudson Project), Series A, 6.50% due 1/01/2034                             1,681
---------------------------------------------------------------------------------------------------------------------------------
North Carolina - 0.6%    1,500  North Carolina Medical Care Commission, Retirement Facilities, First Mortgage
                                Revenue Bonds (Givens Estates Project), Series A, 6.50% due 7/01/2032                       1,612
---------------------------------------------------------------------------------------------------------------------------------
Oklahoma - 0.5%          1,295  Norman, Oklahoma, Regional Hospital Authority, Hospital Revenue Bonds, 5.375% due
                                9/01/2036                                                                                   1,347
---------------------------------------------------------------------------------------------------------------------------------
Oregon - 0.7%            1,440  Western Generation Agency, Oregon, Cogeneration Project Revenue Bonds (Wauna
                                Cogeneration Project), AMT, Series B, 7.40% due 1/01/2016                                   1,445
                           700  Western Generation Agency, Oregon, Cogeneration Project Revenue Bonds (Wauna
                                Cogeneration Project), Series A, 7.125% due 1/01/2021                                         702
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania - 5.8%        200  Bucks County, Pennsylvania, IDA, Retirement Community Revenue Bonds (Ann's Choice
                                Inc.), Series A, 6.125% due 1/01/2025                                                         214
                         1,550  Bucks County, Pennsylvania, IDA, Retirement Community Revenue Bonds (Ann's Choice
                                Inc.), Series A, 6.25% due 1/01/2035                                                        1,649
                         2,330  Montgomery County, Pennsylvania, IDA, Revenue Bonds (Whitemarsh Continuing Care
                                Project), 6.125% due 2/01/2028                                                              2,477
                         3,250  Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue
                                Bonds (National Gypsum Company), AMT, Series A, 6.25% due 11/01/2027                        3,427
                         2,270  Philadelphia, Pennsylvania, Authority for IDR (Air Cargo), AMT, Series A, 7.50%
                                due 1/01/2025                                                                               2,488
                         6,440  Philadelphia, Pennsylvania, Authority for IDR, Commercial Development, 7.75% due
                                12/01/2017                                                                                  6,481
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Rhode Island - 1.0%      2,495  Central Falls, Rhode Island,  Detention Facility Corporation, Detention Facility,
                                Revenue Refunding Bonds, 7.25% due 7/15/2035                                                2,761
---------------------------------------------------------------------------------------------------------------------------------
South Carolina - 1.7%    1,485  Connector 2000 Association, Inc., South Carolina, Toll Road and Capital
                                Appreciation Revenue Bonds, Senior-Series B, 7.969% due 1/01/2014 (h)                         838
                         3,500  South Carolina Jobs, EDA, Economic Development Revenue Bonds (Westminster
                                Presbyterian Center), 7.75% due 11/15/2010 (b)                                              4,108
---------------------------------------------------------------------------------------------------------------------------------
Tennessee - 1.1%           355  Shelby County, Tennessee,  Health, Educational and Housing Facilities Board
                                Revenue Bonds (Germantown Village), 6.25% due 12/01/2034                                      359
                         2,500  Shelby County, Tennessee,  Health, Educational and Housing Facilities Board
                                Revenue Bonds (Germantown Village), Series A, 7.25% due 12/01/2034                          2,660
---------------------------------------------------------------------------------------------------------------------------------
Texas - 6.2%             1,000  Austin, Texas, Convention Center Revenue Bonds (Convention Enterprises Inc.),
                                First Tier, Series A, 6.70% due 1/01/2028                                                   1,065

BlackRock MuniAssets Fund, Inc.
Schedule of Investments as of August 31, 2006                     (in Thousands)

                          Face
State                   Amount  Municipal Bonds                                                                           Value
---------------------------------------------------------------------------------------------------------------------------------
                       $ 2,550  Brazos River Authority, Texas, PCR, Refunding (Texas Utility Company), AMT,
                                Series A, 7.70% due 4/01/2033                                                           $   2,977
                         1,680  Brazos River Authority, Texas, Revenue Refunding Bonds (Reliant Energy Inc.
                                Project), Series B, 7.75% due 12/01/2018                                                    1,794
                         3,185  Dallas-Fort Worth, Texas, International Airport Facilities Improvement Corporation
                                Revenue Bonds (American Airlines, Inc.), AMT, 7.25% due 11/01/2030                          3,185
                         1,170  Grand Prairie, Texas, Housing Finance Corporation Revenue Bonds (Independent
                                Senior Living Center), 7.75% due 1/01/2034                                                  1,172
                         1,400  Houston, Texas, Health Facilities Development Corporation, Retirement Facility
                                Revenue Bonds (Buckingham Senior Living Community), Series A, 7.125% due 2/15/2034          1,555
                           750  Kerrville, Texas, Health Facilities Development Corporation, Hospital Revenue
                                Bonds (Sid Peterson Memorial Hospital Project), 5.375% due 8/15/2035                          776
                         3,190  Matagorda County, Texas, Navigation District Number 1, Revenue Refunding Bonds
                                (Reliant Energy Inc.), Series C, 8% due 5/01/2029                                           3,404
                         1,860  Port Corpus Christi, Texas, Individual Development Corporation, Environmental
                                Facilities Revenue Bonds (Citgo Petroleum Corporation Project), AMT, 8.25% due
                                11/01/2031                                                                                  1,932
---------------------------------------------------------------------------------------------------------------------------------
Utah - 0.6%              1,660  Carbon County, Utah, Solid Waste Disposal, Revenue Refunding Bonds (Laidlaw
                                Environmental), AMT, Series A, 7.45% due 7/01/2017                                          1,727
---------------------------------------------------------------------------------------------------------------------------------
Virginia - 8.1%          1,475  Dulles Town Center, Virginia, Community Development Authority, Special Assessment
                                Tax (Dulles Town Center Project), 6.25% due 3/01/2026                                       1,541
                        86,800  Pocahontas Parkway Association, Virginia, Toll Road Revenue Bonds, Capital
                                Appreciation, Senior-Series B, 5.95% due 8/15/2008 (b)(h)                                  20,848
                         1,000  Suffolk, Virginia, IDA, Retirement Facilities, Revenue Refunding Bonds (Lake
                                Prince Center), 5.30% due 9/01/2031                                                         1,014
---------------------------------------------------------------------------------------------------------------------------------
Wisconsin - 0.7%         1,855  Wisconsin State Health and Educational Facilities Authority Revenue Bonds (New
                                Castle Place Project), Series A, 7% due 12/01/2031                                          1,924
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico - 0.2%         500  Puerto Rico Commonwealth, Public Improvement, GO, Series A, 5.25% due 7/01/2030               530
---------------------------------------------------------------------------------------------------------------------------------
U.S. Virgin              3,000  Virgin Islands Government Refinery Facilities, Revenue Refunding Bonds (Hovensa
Islands - 1.2%                  Coker Project), AMT, 6.50% due 7/01/2021                                                    3,376
---------------------------------------------------------------------------------------------------------------------------------
                                Total Municipal Bonds (Cost - $268,742) - 97.9%                                           281,594
---------------------------------------------------------------------------------------------------------------------------------

                        Shares
                          Held  Short-Term Securities
---------------------------------------------------------------------------------------------------------------------------------
                           500  Merrill Lynch Institutional Tax-Exempt Fund, 3.33% (e)(i)                                     500
---------------------------------------------------------------------------------------------------------------------------------
                                Total Short-Term Securities (Cost - $500) - 0.2%                                              500
---------------------------------------------------------------------------------------------------------------------------------
                                Total Investments (Cost - $269,242*) - 98.1%                                              282,094

                                Other Assets Less Liabilities - 1.9%                                                        5,322
                                                                                                                     ------------
                                Net Assets - 100.0%                                                                  $    287,416
                                                                                                                     ============

BlackRock MuniAssets Fund, Inc.
Schedule of Investments as of August 31, 2006                     (in Thousands)

* The cost and unrealized appreciation (depreciation) of investments as of August 31, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                                  $ 269,212
                                                                      =========
      Gross unrealized appreciation                                   $  20,052
      Gross unrealized depreciation                                      (7,170)
                                                                      ---------
      Net unrealized appreciation                                     $  12,882
                                                                      =========

(a)   AMBAC Insured.
(b)   Prerefunded.
(c)   Escrowed to maturity.
(d) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.
(e) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                      Net               Dividend
      Affiliate                                    Activity              Income
      --------------------------------------------------------------------------
      Merrill Lynch Institutional
        Tax-Exempt Fund                             (2,806)                $17
      --------------------------------------------------------------------------

(f) Non-income producing security; issuer filed for bankruptcy or is in default of interest payments.
(g) Restricted securities as to resale, representing approximately 1.6% of net assets, were as follows:

      --------------------------------------------------------------------------------------------------------------------------
                                                                                 Acquisition
      Issue                                                                         Date(s)             Cost              Value
      --------------------------------------------------------------------------------------------------------------------------
      Camden County, New Jersey, Improvement Authority, Lease Revenue Bonds
        (Holt Hauling & Warehousing), AMT, Series A, 9.625% due 1/01/2011          1/29/1997           $ 5,925           $ 2,302
      Camden County, New Jersey, Improvement Authority, Lease Revenue Bonds        2/06/1996-
        (Holt Hauling & Warehousing), AMT, Series A, 9.875% due 1/01/2021          1/29/1997             5,944             2,384
      --------------------------------------------------------------------------------------------------------------------------
      Total                                                                                            $11,869           $ 4,686
                                                                                                       =========================

(h) Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase.
(i)   Represents the current yield as of August 31, 2006.

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniAssets Fund, Inc.


By: /s/ Robert C. Doll, Jr.
    ------------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    BlackRock MuniAssets Fund, Inc.

Date: October 19, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    ------------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    BlackRock MuniAssets Fund, Inc.

Date: October 19, 2006


By: /s/ Donald C. Burke
    ------------------------------
    Donald C. Burke
    Chief Financial Officer
    BlackRock MuniAssets Fund, Inc.

Date: October 19, 2006